Organization (Tables)	12 Months Ended
Dec. 31, 2020
Organization
Schedule of Company's subsidiaries, VIEs and subsidiary of VIE

As of December 31, 2020, the Company’s significant subsidiaries, VIEs and subsidiary of the VIE are as follows:

			Percentage of
	Date of	Place of	ownership by the
Entity	incorporation	incorporation	Company		Principal activities
			Direct	Indirect
Subsidiaries:
Molecular Data (HK) Limited (“MKD HK”)	14 March, 2018	Hong Kong	100%	—	Investment holding
Shanghai MOHUA Information Technology Co., Ltd. (“Shanghai MOHUA”)	27 July, 2018	PRC	100%	—	E-commerce platform
Shanghai MOKAI Biotechnology Co., Ltd. (“Shanghai MOKAI”)	11 December, 2018	PRC	100%	—	Chemical trading
Shanghai MOCHUANG Biotechnology Co., Ltd. (“Shanghai MOCHUANG”)	11 December, 2018	PRC	100%	—	Chemical trading
Shanghai MOLIAN Biotechnology Co., Ltd (“Shanghai MOLIAN”)	17 October, 2019	PRC	100%	—	Chemical trading
Shandong MOBEI New Material Co., Ltd (“Shandong MOBEI”)	28 February, 2020	PRC	100%	—	Chemical trading
MOBEI (Tianjin) Biotechnology Co., Ltd (“MOBEI Tianjin”) *1	18 January, 2018	PRC	100%	—	Chemical trading
VIEs:
Shanghai MOLBASE Technology Co., Ltd. (“Shanghai MOLBASE”)	26 January, 2014	PRC	—	100%	E-commerce platform
Jiaxing MOLBASE Information Technology Co., Ltd. (“Jiaxing MOLBASE”)	21 March, 2013	PRC	—	100%	Chemical trading
Subsidiary of the VIE:
ShanXi MOLBASE Biotechnology Co., Ltd. (“ShanXi MOLBASE”)	29 August, 2017	PRC	—	100%	Chemical trading
Jiangsu MOBEI Biotechnology Co., Ltd (“Jiangsu MOBEI”)	22 June, 2020	PRC	—	51%	Chemical trading

*1. On July 13, 2020, MKD HK acquired 100% equity of MOBEI (Tianjin) Biotechnology Co., Ltd from its related party MOBEI (Shanghai) Biotechnology Co., Ltd, the transfer consideration is 0 RMB.

VIEs and subsidiary of the VIE
Organization
Schedule of assets and liabilities of the VIEs and subsidiary of the VIE included in the Company's consolidated balance sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	3,382	593	91
Restricted cash	4,148	277	42
Accounts receivable, net	11,774	3,626	556
Unbilled receivables	41,211	50,361	7,718
Notes receivable	107,404	1,922	295
Inventories, net	725	85	13
Prepayments and other current assets	132,152	131,838	20,205
Amounts due from related parties	95,651	279,139	42,780
Total current assets	396,447	467,842	71,700

Non-current assets:
Long-term investment	—	353	54
Property and equipment, net	1,049	541	83
Intangible assets, net	1,560	536	82
Right-of-use assets, net	3,219	334	51

Total non-current assets	5,828	1,765	270

Total assets	402,275	469,607	71,970

Current liabilities:
Accounts payable	185,188	174,704	26,776
Accrued expenses and other liabilities	65,443	90,203	13,824
Income taxes payable	387	—	—
Deferred revenue	68,662	17,634	2,702
Current portion of lease liabilities	3,080	334	51
Amounts due to related parties	261,980	468,314	71,772
Total current liabilities	584,740	751,190	115,125
Non-current liabilities:
Amounts due to related parties	4,320	—	—
Contingency liability	—	341	52
Total non-current liabilities	4,320	341	52
Total liabilities	589,060	751,531	115,177

Schedule of results of operations and cash flows of the VIEs and subsidiary of the VIE

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net revenues	2,187,683	10,208,796	2,201,513	337,397
Net loss	(19,451)	(103,375)	(95,148)	(14,582)
comprehensive loss attributable to non-controlling interest			(41)	(6)
Net cash used in operating activities	(48,944)	(47,912)	(5,493)	(842)
Net cash used in investing activities	(99)	(3,535)	(1,258)	(193)
Net cash generated from financing activities	49,135	57,727	90	14